RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

5.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendment did not have a material impact on our consolidated financial statements.

In July 2013, the FASB issued guidance for the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists to provide guidance on the presentation of unrecognized tax benefits. The guidance requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, to the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendment did not have a material impact on our consolidated financial statements.

In April 2014, the FASB issued guidance that amended the definition of a discontinued operation (ASU 2104-08) and requires entities to provide additional disclosures about disposal transactions. Under the revised standard, a discontinued operation is defined as (1) a component of an entity or group of components that has been disposed of by sale, disposed of other than by sale or is classified as held for sale that represents a strategic shift that has or will have a major effect on an entity’s operations and financial results or (2) an acquired business or nonprofit activity (the entity to be sold) that is classified as held for sale on the date of the acquisition. In addition, the revised accounting standard incorporated the existing held-for-sale criteria to determine whether a component of an entity or a group of components of an entity, a business or a nonprofit activity is classified as held for sale. Those criteria are:

• Management, having the authority to approve the action, commits to a plan to sell the entity to be sold;

•	The entity to be sold is available for immediate sale in its present condition, subject only to terms that are usual and customary for sales of such entities to be sold;

•	An active program to locate a buyer or buyers and other actions required to complete the plan to sell the entity to be sold have been initiated;

•	The sale of the entity to be sold is probable, and transfer of the entity to be sold is expected to qualify for recognition as a completed sale within one year (some exceptions may apply); and

•	The entity to be sold is being actively marketed for sale at a price that is reasonable in relation to its current fair value;

•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Standard is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. As early adoption is permitted, the Company has decided to early adopt the standard. As a result, while we classified the Golar Viking as an asset held-for-sale and the Golar Eskimo’s assets and liabilities as held-for-sale in our consolidated balance sheet, we did not present both transactions as discontinued operations, in our consolidated financial statements as these did not meet the definition of discontinued operations under the new guidance.

Accounting pronouncements to be adopted

In January 2014, the FASB issued guidance for derivatives and hedging, accounting for certain receive-variable, pay-fixed interest rate swaps - simplified hedge accounting approach. The guidance permits companies to recognize swaps at their settlement value rather than their fair value and to complete formal hedge documentation by the date on which the company’s annual financial statements are available to be issued. Companies can adopt the guidance using a modified retrospective approach or a full retrospective approach. The guidance is effective for annual periods beginning after 15 December 2014 and interim periods within annual periods beginning after 15 December 2015. Early adoption is permitted for any annual or interim period for which the entity’s financial statements have not yet been made available for issuance. Entities may elect the simplified hedge accounting approach for qualifying swaps existing at the date of adoption and new swaps. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In May 2014, the FASB issued guidance that will supersede virtually all of the existing revenue recognition guidance. The standard is intended to increase comparability across industries and jurisdictions. The single, global revenue recognition model applies to most contracts with customers. Leases, insurance contracts, financial instruments, guarantees and certain non monetary transactions are excluded from the scope of the guidance. Revenue will be recognized in a manner that depicts the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled, subject to certain limitations. The guidance is effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is prohibited for companies applying US GAAP. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In June 2014, the FASB issued guidance for compensation - stock compensation, accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. Under ASC 718, compensation - stock compensation, a performance target in a share-based payment that affects vesting and that could be achieved after the requisite service period should be accounted for as a performance condition. As a result, the target is not reflected in the estimation of the award’s grant date fair value. Compensation cost would be recognized over the required service period, if it is probable that the performance condition will be achieved. This guidance was issued to resolve diversity in practice. The guidance is effective for annual periods beginning after 15 December 2015 and interim periods within those annual periods. Early adoption is permitted. The guidance should be applied prospectively to awards that are granted or modified on or after the effective date. Entities also have the option to apply the amendments on a modified retrospective basis for performance targets outstanding on or after the beginning of the first annual period presented as of the adoption date. An entity that elects to use this approach should record a cumulative-effect adjustment as of the beginning of the first period presented, and use of hindsight is permitted. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In August 2014, the FASB issued guidance for presentation of financial statement - going concern. The amendments in this update provide guidance in GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or available to be issued and to provide related footnote disclosures. The amendments are effective for the annual period ending after December 15, 2016, and for annual periods and interim period thereafter. We believe the adoption of this guidance will not have a material impact on our consolidated financial position, results of operations and cash flows.

In November 2014, the FASB issued guidance for derivatives and hedging where it eliminates different methods used in current practice in accounting for hybrid financial instruments issued in the form of a share. The amendments clarify how current GAAP should be interpreted in evaluating the economic characteristics and risks of a host contract in a hybrid financial instrument that is issued in the form of a share. Specifically, the amendments clarify that an entity should consider all relevant terms and features including embedded derivative feature being evaluated for bifurcation in evaluating the nature of the host contract. Furthermore, the amendments clarify that no single term or feature would necessarily determine the economic characteristics and risks of the host contract. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.